Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001708035
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	Ecovyst Inc.
Entity File Number	001-38221
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address, Address Line One	300 Lindenwood Drive
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	617-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ECVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false